May 3, 2007

VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	Merrimac Series (the “Trust”)
1933 Act File No. 333-49693
1940 Act File No. 811-08741

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and Statement of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 15 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed electronically on April 30, 2007. Please call the undersigned at (617) 937-5523 with any questions you may have regarding this filing.

Sincerely,
/s/Rainer L.C. Frost
Rainer L.C. Frost
Secretary to the Trust